Consolidated Statements of Cash Flows	12 Months Ended
	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)	Nov. 30, 2023 HKD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (18,175,575)	$ (2,334,092)	$ (425,709)	$ 4,068,979
Adjustments to reconcile net income(loss) to net cash provided by operating activities:
Share-based Compensation	18,706,734	2,402,303
Depreciation	16,387	2,104	6,421	171,527
Provision for doubtful accounts	1,200,187	154,127	4,872,854	2,154,945
Amortization of right-of-use asset	511,680	65,710	828,723	727,315
Change in offering cost				628,100
Interest of lease liabilities	12,384	1,590	23,531	35,832
Deferred income tax	719,199	92,359	(804,021)	(355,566)
Change in operating assets and liabilities
Accounts receivable	(1,212,462)	(155,703)	(1,810,476)	(4,889,609)
Prepayments and other receivables	(807,427)	(103,689)	(2,000,364)	(148,330)
Escrow receivable	391,056	50,219
Accruals and other payables	(376,477)	(48,346)	1,125,289	(139,705)
Contract liabilities	(128,400)	(16,489)	(1,391,183)	352,747
Operating lease liabilities	360,300	46,269	(887,040)	(757,329)
Taxes payables	(1,395,614)	(179,224)	(785,991)	880,075
Net cash provided by (used in) operating activities	(178,028)	(22,862)	(1,247,966)	2,728,981
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of office equipment	(840,016)	(107,874)		(31,377)
Payments of amount due from a director, net	(19,708,086)	(2,530,896)	(9,093,124)	37,938
Net cash (used in) provided by investing activities	(20,548,102)	(2,638,770)	(9,093,124)	6,560
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds of amount due to a director				6,358,430
Proceeds of amount due to related parties				1,177,928
Net proceeds from issuance of ordinary shares	25,139,588	3,228,405	49,040,843
Repayment of bank borrowings	(486,583)	(62,487)	(460,717)	(453,593)
Net cash provided by financing activities	24,653,005	3,165,918	48,580,126	7,082,765
EFFECT OF EXCHANGE RATE CHANGES	5,501	706
NET CHANGE IN CASH AND CASH EQUIVALENTS	3,932,376	504,992	38,239,036	9,818,306
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	63,535,847	8,159,220	25,296,811	15,478,505
CASH AND CASH EQUIVALENTS AT END OF YEAR	67,468,223	8,664,212	63,535,847	25,296,811
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax			1,021,829	6,115
Cash received from tax refund	(24,864)	(3,193)	107,872
Cash paid for interest	68,272	8,767	101,711	108,259
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Termination of operating lease right-of-use assets and operating lease liabilities				128,418
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	372,684	47,860		1,750,851
Deferred IPO cost recognized as additional paid-in capital	1,122,553	144,157	1,544,276
Proceeds deposited into escrow account			$ 391,056